Related Party Transactions - Summary of Cemig's Principal Balances and Transactions With Related Parties (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Current assets	R$ 8,537	R$ 8,286
Non-current assets	33,703	33,750
Current liabilities	8,663	11,447
Non-current liabilities	19,247	17,655
Parent [member] | MINAS GERAIS STATE GOVT [member] | Current [member]
Disclosure of transactions between related parties [line items]
Current assets	235
Revenue	42
Parent [member] | MINAS GERAIS STATE GOVT [member] | Current [member] | Consumers and traders [member]
Disclosure of transactions between related parties [line items]
Current assets	55	71
Revenue	136	152	R$ 150
Parent [member] | MINAS GERAIS STATE GOVT [member] | Current [member] | Public Lighting Contribution [member]
Disclosure of transactions between related parties [line items]
Current assets	1
Parent [member] | MINAS GERAIS STATE GOVT [member] | Non current [member] | Consumers and traders [member]
Disclosure of transactions between related parties [line items]
Non-current assets	50
Parent [member] | MINAS GERAIS STATE GOVT [member] | Non current [member] | Public Lighting Contribution [member]
Disclosure of transactions between related parties [line items]
Non-current assets	1
Entities with joint control or significant influence over entity [member] | Alianca Geracao [member] | Current [member] | Transactions in electricity [member]
Disclosure of transactions between related parties [line items]
Current liabilities	7	7
Expenses	(147)	(142)	(106)
Entities with joint control or significant influence over entity [member] | Alianca Geracao [member] | Current [member] | Provision of services [member]
Disclosure of transactions between related parties [line items]
Current assets	2	4
Revenue	13	14	6
Entities with joint control or significant influence over entity [member] | Alianca Geracao [member] | Current [member] | Interest on Equity, and dividends [member]
Disclosure of transactions between related parties [line items]
Current assets	72
Entities with joint control or significant influence over entity [member] | Baguari Energia [member] | Current [member] | Transactions in electricity [member]
Disclosure of transactions between related parties [line items]
Current liabilities	1	1
Expenses	(7)	(7)	(6)
Entities with joint control or significant influence over entity [member] | Baguari Energia [member] | Current [member] | Interest on Equity, and dividends [member]
Disclosure of transactions between related parties [line items]
Current assets		6
Entities with joint control or significant influence over entity [member] | Baguari Energia [member] | Current [member] | Services [Member]
Disclosure of transactions between related parties [line items]
Revenue	1	1
Entities with joint control or significant influence over entity [member] | Madeira Energia [member] | Current [member] | Transactions in electricity [member]
Disclosure of transactions between related parties [line items]
Current liabilities	57	18
Revenue	27	8
Expenses	(686)	(574)	(638)
Entities with joint control or significant influence over entity [member] | Madeira Energia [member] | Current [member] | Advance against future electricity supply [Member]
Disclosure of transactions between related parties [line items]
Current assets	66
Revenue			12
Entities with joint control or significant influence over entity [member] | Madeira Energia [member] | Non current [member] | Advance for future power supply [member]
Disclosure of transactions between related parties [line items]
Non-current assets	7
Entities with joint control or significant influence over entity [member] | Norte Energia [member] | Current [member] | Transactions in electricity [member]
Disclosure of transactions between related parties [line items]
Current liabilities	4	4
Revenue	9	2
Expenses	(122)	(49)
Entities with joint control or significant influence over entity [member] | Lightger [member] | Current [member] | Transactions in electricity [member]
Disclosure of transactions between related parties [line items]
Expenses	(19)	(19)	(17)
Entities with joint control or significant influence over entity [member] | Hidreletrica Pipoca [member] | Current [member] | Transactions in electricity [member]
Disclosure of transactions between related parties [line items]
Current liabilities		1
Expenses	(15)	(16)	(11)
Entities with joint control or significant influence over entity [member] | Hidreletrica Pipoca [member] | Current [member] | Interest on Equity, and dividends [member]
Disclosure of transactions between related parties [line items]
Current assets	1
Entities with joint control or significant influence over entity [member] | Retiro Baixo [member] | Current [member] | Transactions in electricity [member]
Disclosure of transactions between related parties [line items]
Current assets		1
Current liabilities	1
Expenses	(6)	(6)	(3)
Entities with joint control or significant influence over entity [member] | Retiro Baixo [member] | Current [member] | Interest on Equity, and dividends [member]
Disclosure of transactions between related parties [line items]
Current assets	3	2
Entities with joint control or significant influence over entity [member] | Guanhaes energia [member] | Current [member] | Adjustment for losses [member]
Disclosure of transactions between related parties [line items]
Current liabilities		59
Entities with joint control or significant influence over entity [member] | Renova [member] | Current [member] | Transactions in electricity [member]
Disclosure of transactions between related parties [line items]
Current liabilities	2
Expenses	(179)	(159)	(12)
Entities with joint control or significant influence over entity [member] | Renova [member] | Non current [member] | Accounts Receivable [member]
Disclosure of transactions between related parties [line items]
Non-current assets	350	74
Revenue		14
Entities with joint control or significant influence over entity [member] | Renova [member] | Non current [member] | Advance for future delivery of power supply [member]
Disclosure of transactions between related parties [line items]
Non-current assets		229
Revenue		17
Entities with joint control or significant influence over entity [member] | Empresa Amazonense de Transmissao de Energia EATE [member] | Current [member] | Transactions in electricity [member]
Disclosure of transactions between related parties [line items]
Current liabilities	3	3
Expenses	(26)	(25)	(28)
Entities with joint control or significant influence over entity [member] | Light [member] | Current [member] | Transactions in electricity [member]
Disclosure of transactions between related parties [line items]
Current assets	1
Revenue	54	59	47
Expenses	(1)	(1)	(1)
Entities with joint control or significant influence over entity [member] | Light [member] | Current [member] | Interest on Equity, and dividends [member]
Disclosure of transactions between related parties [line items]
Current assets		7
Entities with joint control or significant influence over entity [member] | Taesa [member] | Current [member] | Transactions in electricity [member]
Disclosure of transactions between related parties [line items]
Current liabilities	12	10
Expenses	(127)	(110)	(94)
Entities with joint control or significant influence over entity [member] | Taesa [member] | Current [member] | Services [Member]
Disclosure of transactions between related parties [line items]
Revenue	1	1
Entities with joint control or significant influence over entity [member] | Cia. Transirape de Transmissao [member] | Current [member] | Transactions in electricity [member]
Disclosure of transactions between related parties [line items]
Current liabilities	1	1
Expenses	(10)	(9)	(7)
Entities with joint control or significant influence over entity [member] | Cia. Transirape de Transmissao [member] | Current [member] | Provision of services [member]
Disclosure of transactions between related parties [line items]
Revenue	1	1	1
Entities with joint control or significant influence over entity [member] | Cia. Transirape de Transmissao [member] | Current [member] | Interest on Equity, and dividends [member]
Disclosure of transactions between related parties [line items]
Current assets	1	1
Entities with joint control or significant influence over entity [member] | Axxiom [member] | Current [member] | Provision of services [member]
Disclosure of transactions between related parties [line items]
Current liabilities	3	7
Entities with joint control or significant influence over entity [member] | Transudeste [member] | Current [member] | Transactions in electricity [member]
Disclosure of transactions between related parties [line items]
Expenses	(2)	(1)	(1)
Entities with joint control or significant influence over entity [member] | Transudeste [member] | Current [member] | Provision of services [member]
Disclosure of transactions between related parties [line items]
Revenue	1	1	1
Entities with joint control or significant influence over entity [member] | Transleste [member] | Current [member] | Transactions in electricity [member]
Disclosure of transactions between related parties [line items]
Expenses	(3)	(2)	(2)
Other related parties [member] | FIC Pampulha [member] | Current [member] | Cash and cash equivalents [Member]
Disclosure of transactions between related parties [line items]
Current assets	322	428
Other related parties [member] | FIC Pampulha [member] | Current [member] | Securities [member]
Disclosure of transactions between related parties [line items]
Current assets	1,037	1,027
Revenue	9	197	115
Other related parties [member] | FIC Pampulha [member] | Current [member] | Securities issued by subsidiary companies of Cemig [member]
Disclosure of transactions between related parties [line items]
Current assets	(25)	(49)
Other related parties [member] | FIC Pampulha [member] | Non current [member] | Securities [member]
Disclosure of transactions between related parties [line items]
Non-current assets	30	46
Other related parties [member] | FIC Pampulha [member] | Non current [member] | Securities issued by subsidiary companies of Cemig [member]
Disclosure of transactions between related parties [line items]
Non-current assets		(15)
Other related parties [member] | FORLUZ [member] | Current [member] | Post-retirement obligations [member]
Disclosure of transactions between related parties [line items]
Current liabilities	109	86
Expenses	(174)	(186)	(129)
Other related parties [member] | FORLUZ [member] | Current [member] | Supplementary pension contributions [member]
Disclosure of transactions between related parties [line items]
Expenses	(84)	(100)	(85)
Other related parties [member] | FORLUZ [member] | Current [member] | Administrative running costs [member]
Disclosure of transactions between related parties [line items]
Expenses	(26)	(25)	(22)
Other related parties [member] | FORLUZ [member] | Current [member] | Operating leases [member]
Disclosure of transactions between related parties [line items]
Current liabilities	5	10
Expenses	(55)	(39)	(18)
Other related parties [member] | FORLUZ [member] | Non current [member] | Post-retirement obligations [member]
Disclosure of transactions between related parties [line items]
Non-current liabilities	1,960	1,593
Other related parties [member] | CEMIG SAUDE [member] | Current [member] | Health and dental plans [member]
Disclosure of transactions between related parties [line items]
Current liabilities	115	102
Expenses	(193)	(187)	R$ (146)
Other related parties [member] | CEMIG SAUDE [member] | Non current [member] | Health and dental plans [member]
Disclosure of transactions between related parties [line items]
Non-current liabilities	R$ 1,633	R$ 1,647